Stock Incentive Plans (SSAR Activity) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
SSARs outstanding at December 31	458,244
Settled Stock Appreciation Rights [Member]
SSARs outstanding at January 1	798,197
SSARs granted	164,425
SSARs exercised	130,062
SSARs canceled or forfeited	(500)
SSARs outstanding at December 31	832,060
SSAR price ranges per share, canceled or forfeited	$ 56.98
Weighted average SSAR exercise prices per share, Granted	$ 51.53
Weighted average SSAR exercise prices per share, Exercised	$ 27.78
Weighted average SSAR exercise prices per share, Canceled or forfeited	$ 56.98
Weighted average SSAR exercise prices per share Outstanding at December 31	$ 36.78
Minimum [Member]
SSAR price ranges per share, Granted	$ 43.39
SSAR price ranges per share, Exercised	$ 21.45
Maximum [Member]
SSAR price ranges per share, Granted	$ 52.29
SSAR price ranges per share, Exercised	$ 37.38